CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2023 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 99.62%
CLOSED-END FUNDS - 18.03%
CONVERTIBLE SECURITY FUNDS - 0.53%
Bancroft Fund Ltd.	17,188	$271,055
Ellsworth Growth and Income Fund Ltd.	29,460	237,153
Virtus Convertible & Income Fund	306,728	953,924
Virtus Convertible & Income Fund II	297,286	820,509
Virtus Diversified Income & Convertible Fund	42,320	789,691
Virtus Equity & Convertible Income Fund	25,504	507,275
		3,579,607
DEVELOPED MARKET - 0.01%
Japan Smaller Capitalization Fund, Inc.	6,220	44,224

DIVERSIFIED EQUITY - 4.77%
Adams Diversified Equity Fund, Inc.	541,339	9,007,881
Eaton Vance Tax-Advantaged Dividend Income Fund	190,622	4,037,374
Gabelli Dividend & Income Trust (The)	395,980	7,697,851
General American Investors Company, Inc.	125,669	5,170,023
Liberty All-Star® Growth Fund, Inc.	260,688	1,287,799
Royce Value Trust, Inc.	276,390	3,557,139
Tri-Continental Corporation	40,493	1,076,709
		31,834,776
ENERGY MLP FUNDS - 0.01%
PIMCO Energy and Tactical Credit Opportunities Fund	1,743	34,564

GLOBAL - 1.46%
abrdn Global Dynamic Dividend Fund	14,966	129,606
abrdn Total Dynamic Dividend Fund	81,667	617,403
Clough Global Dividend and Income Fund	71,972	357,701
Clough Global Equity Fund	114,560	627,789
Clough Global Opportunities Fund	177,774	787,539
Eaton Vance Tax-Advantaged Global Dividend Income Fund	234,487	3,606,409
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	80,852	1,726,189

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2023 (Unaudited) (Continued)

Description	No. of Shares	Value
GLOBAL - 1.46% (Continued)
Gabelli Global Small and Mid Cap Value Trust (The)	6,060	$62,782
GDL Fund (The)	80,080	620,620
John Hancock Tax-Advantaged Global Shareholder Yield Fund	9,974	43,886
Lazard Global Total Return and Income Fund, Inc.	62,849	869,830
Miller/Howard High Income Equity Fund	15,309	151,865
Royce Global Value Trust, Inc.	16,067	139,952
		9,741,571
INCOME & PREFERRED STOCK - 0.33%
Calamos Long/Short Equity & Dynamic Income Trust	61,460	908,993
LMP Capital and Income Fund Inc.	102,072	1,275,900
		2,184,893
NATURAL RESOURCES - 0.75%
Adams Natural Resources Fund, Inc.	186,372	4,308,920
First Trust Energy Income and Growth Fund	15,685	206,258
NXG NextGen Infrastructure Income Fund	11,985	449,438
Tortoise Energy Independence Fund, Inc.	1,499	47,473
		5,012,089
OPTION ARBITRAGE/OPTIONS STRATEGIES - 4.92%
BlackRock Enhanced Equity Dividend Trust	180,608	1,374,427
BlackRock Enhanced Global Dividend Trust	200,471	1,890,442
BlackRock Enhanced International Dividend Trust	32,721	163,278
Eaton Vance Enhanced Equity Income Fund	10,562	167,408
Eaton Vance Enhanced Equity Income Fund II	224,238	3,852,409
Eaton Vance Risk-Managed Diversified Equity Income Fund	135,286	1,038,996
Eaton Vance Tax-Managed Buy-Write Income Fund	134,030	1,690,118
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	373,368	4,469,215
Eaton Vance Tax-Managed Diversified Equity Income Fund	137,367	1,585,215
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	365,581	2,793,039
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	609,673	4,493,290
Nuveen Core Equity Alpha Fund	4,985	61,964

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2023 (Unaudited) (Continued)

Description	No. of Shares	Value
OPTION ARBITRAGE/OPTIONS STRATEGIES - 4.92% (Continued)
Nuveen Dow 30SM Dynamic Overwrite Fund	176,994	$2,424,818
Nuveen Nasdaq 100 Dynamic Overwrite Fund	108,876	2,446,443
Nuveen S&P 500 Buy-Write Income Fund	37,880	479,561
Nuveen S&P 500 Dynamic Overwrite Fund	43,463	644,122
Virtus Dividend, Interest & Premium Strategy Fund	246,011	2,787,304
Voya Global Equity Dividend and Premium Opportunity Fund	100,809	493,964
		32,856,013
REAL ESTATE - 0.84%
Cohen & Steers Quality Income Realty Fund, Inc.	319,671	3,235,070
Cohen & Steers Real Estate Opportunities and Income Fund	34,686	452,652
Cohen & Steers Total Return Realty Fund, Inc.	59,704	625,698
Neuberger Berman Real Estate Securities Income Fund Inc.	172,515	481,317
Nuveen Real Estate Income Fund	128,041	857,875
		5,652,612
SECTOR EQUITY - 3.59%
BlackRock Innovation & Growth Trust	1,118,032	7,781,504
Gabelli Healthcare & WellnessRx Trust (The)	122,937	1,054,799
GAMCO Natural Resources, Gold & Income Trust	30,982	153,051
Neuberger Berman Next Generation Connectivity Fund Inc.	431,574	4,497,001
Nuveen Real Asset Income and Growth Fund	252,478	2,681,316
Tekla Healthcare Investors	168,431	2,619,102
Tekla Healthcare Opportunities Fund	181,086	3,074,840
Tekla Life Sciences Investors	168,200	2,097,454
		23,959,067
UTILITY - 0.82%
abrdn Global Infrastructure Income Fund	98,437	1,584,836
Allspring Utilities and High Income Fund	22,562	197,192
BlackRock Utilities, Infrastructure & Power Opportunities Trust	17,908	355,116
Cohen & Steers Infrastructure Fund Inc.	104,018	2,036,672
Duff & Phelps Utility and Infrastructure Fund Inc.	140,284	1,209,248

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2023 (Unaudited) (Continued)

Description	No. of Shares	Value
UTILITY - 0.82% (Continued)
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	13,082	$90,789
		5,473,853

TOTAL CLOSED-END FUNDS		120,373,269

COMMUNICATION SERVICES - 7.65%
Activision Blizzard, Inc.	11,400	1,067,382
Alphabet Inc. - Class C *	185,200	24,418,620
AT&T Inc.	88,100	1,323,262
Charter Communications, Inc. - Class A *	2,200	967,604
Comcast Corporation - Class A	65,600	2,908,704
Meta Platforms, Inc. - Class A *	35,600	10,687,476
Netflix, Inc. *	7,000	2,643,200
T-Mobile US, Inc. *	18,800	2,632,940
Verizon Communications Inc.	65,400	2,119,614
Walt Disney Company (The) *	28,800	2,334,240
		51,103,042
CONSUMER DISCRETIONARY - 7.99%
Amazon.com, Inc. *	154,000	19,576,480
AutoZone, Inc. *	120	304,799
Booking Holdings Inc. *	300	925,185
Chipotle Mexican Grill, Inc. *	700	1,282,281
D.R. Horton, Inc.	4,900	526,603
eBay Inc.	7,900	348,311
Ford Motor Company	58,400	725,328
General Motors Company	20,800	685,776
Hilton Worldwide Holdings Inc.	4,000	600,720
Home Depot, Inc. (The)	15,100	4,562,616
Lowe’s Companies, Inc.	8,800	1,828,992
Marriott International, Inc. - Class A	4,400	864,864
McDonald’s Corporation	11,000	2,897,840
NIKE, Inc. - Class B	18,500	1,768,970
O’Reilly Automotive, Inc. *	1,000	908,860
Ross Stores, Inc.	5,100	576,045
Starbucks Corporation	17,200	1,569,844

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2023 (Unaudited) (Continued)

Description	No. of Shares	Value
CONSUMER DISCRETIONARY - 7.99% (Continued)
Tesla, Inc. *	47,500	$11,885,450
TJX Companies, Inc. (The)	17,300	1,537,624
		53,376,588
CONSUMER STAPLES - 6.38%
Altria Group, Inc.	34,400	1,446,520
Archer-Daniels-Midland Company	10,500	791,910
Coca-Cola Company (The)	74,100	4,148,118
Colgate-Palmolive Company	15,700	1,116,427
Constellation Brands, Inc. - Class A	3,500	879,655
Costco Wholesale Corporation	7,600	4,293,696
Dollar General Corporation	4,000	423,200
General Mills, Inc.	10,500	671,895
Hershey Company (The)	3,000	600,240
Keurig Dr Pepper Inc.	24,400	770,308
Kimberly-Clark Corporation	6,200	749,270
Kraft Heinz Company (The)	22,000	740,080
Mondelēz International, Inc. - Class A	26,300	1,825,220
Monster Beverage Corporation *	19,800	1,048,410
PepsiCo, Inc.	26,500	4,490,160
Philip Morris International Inc.	29,800	2,758,884
Procter & Gamble Company (The)	45,200	6,592,872
Target Corporation	8,800	973,016
Walmart Inc.	51,600	8,252,388
		42,572,269
ENERGY - 3.31%
Chevron Corporation	27,200	4,586,464
ConocoPhillips	17,500	2,096,500
Devon Energy Corporation	9,000	429,300
EOG Resources, Inc.	8,400	1,064,784
Exxon Mobil Corporation	57,200	6,725,576
Hess Corporation	4,500	688,500
Kinder Morgan, Inc. - Class P	44,184	732,571
Marathon Petroleum Corporation	6,200	938,308
Occidental Petroleum Corporation	12,600	817,488
Phillips 66	6,500	780,975
Pioneer Natural Resources Company	3,200	734,560

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2023 (Unaudited) (Continued)

Description	No. of Shares	Value
ENERGY - 3.31% (Continued)
Schlumberger Limited	20,500	$1,195,150
Valero Energy Corporation	5,200	736,892
Williams Companies, Inc. (The)	17,600	592,944
		22,120,012
EXCHANGE-TRADED FUNDS - 2.02%
Energy Select Sector SPDR® Fund (The)	6,000	542,340
Invesco QQQ TrustSM, Series 1	21,600	7,738,632
Technology Select Sector SPDR® Fund (The)	31,700	5,196,581
		13,477,553
FINANCIALS - 10.98%
Aflac Incorporated	10,800	828,900
American Express Company	14,100	2,103,579
American International Group, Inc.	13,000	787,800
Aon plc - Class A	3,700	1,199,614
Arthur J. Gallagher & Co.	4,100	934,513
Bank of America Corporation	152,800	4,183,664
Bank of New York Mellon Corporation (The)	14,900	635,485
Berkshire Hathaway Inc. - Class B *	25,300	8,862,590
BlackRock, Inc.	2,700	1,745,523
Capital One Financial Corporation	7,000	679,350
Charles Schwab Corporation (The)	33,800	1,855,620
Chubb Limited	7,700	1,602,986
Citigroup Inc.	36,700	1,509,471
CME Group Inc.	6,600	1,321,452
Fiserv, Inc. *	11,700	1,321,632
Goldman Sachs Group, Inc. (The)	6,200	2,006,134
Intercontinental Exchange, Inc.	10,200	1,122,204
JPMorgan Chase & Co.	56,000	8,121,120
Marsh & McLennan Companies, Inc.	9,300	1,769,790
Mastercard Incorporated - Class A	18,200	7,205,562
MetLife, Inc.	13,800	868,158
Moody’s Corporation	3,400	1,074,978
Morgan Stanley	31,600	2,580,772
MSCI Inc.	1,600	820,928
PayPal Holdings, Inc. *	20,800	1,215,968
PNC Financial Services Group, Inc. (The)	7,100	871,667

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2023 (Unaudited) (Continued)

Description	No. of Shares	Value
FINANCIALS - 10.98% (Continued)
Progressive Corporation (The)	11,200	$1,560,160
S&P Global Inc.	6,000	2,192,460
Travelers Companies, Inc. (The)	4,300	702,233
Truist Financial Corporation	23,700	678,057
U.S. Bancorp	27,600	912,456
Visa, Inc. - Class A	30,800	7,084,308
Wells Fargo & Company	71,900	2,937,834
		73,296,968
HEALTH CARE - 10.62%
Abbott Laboratories	27,800	2,692,430
AbbVie Inc.	28,400	4,233,304
Amgen Inc.	8,400	2,257,584
Becton, Dickinson and Company	4,600	1,189,238
Biogen Inc. *	2,300	591,123
Boston Scientific Corporation *	23,036	1,216,301
Bristol-Myers Squibb Company	33,500	1,944,340
Centene Corporation *	8,800	606,144
Cigna Group (The)	4,700	1,344,529
CVS Health Corporation	20,200	1,410,364
Danaher Corporation	11,800	2,927,580
DexCom, Inc. *	6,100	569,130
Edwards Lifesciences Corporation *	9,600	665,088
Elevance Health, Inc.	3,700	1,611,054
Eli Lilly and Company	15,100	8,110,662
Gilead Sciences, Inc.	19,900	1,491,306
HCA Healthcare, Inc.	4,300	1,057,714
Humana Inc.	2,000	973,040
IDEXX Laboratories, Inc. *	1,200	524,724
Intuitive Surgical, Inc. *	5,700	1,666,053
IQVIA Holdings Inc. *	2,800	550,900
Johnson & Johnson	41,600	6,479,200
McKesson Corporation	2,000	869,700
Medtronic plc	21,000	1,645,560
Merck & Co., Inc.	40,600	4,179,770
Moderna, Inc. *	6,000	619,740
Pfizer Inc.	90,400	2,998,568

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2023 (Unaudited) (Continued)

Description	No. of Shares	Value
HEALTH CARE - 10.62% (Continued)
Regeneron Pharmaceuticals, Inc. *	1,800	$1,481,328
Stryker Corporation	6,000	1,639,620
Thermo Fisher Scientific Inc.	6,100	3,087,637
UnitedHealth Group Incorporated	15,003	7,564,363
Vertex Pharmaceuticals Incorporated *	4,200	1,460,508
Zoetis Inc.	7,300	1,270,054
		70,928,656
INDUSTRIALS - 7.48%
3M Company	12,200	1,142,164
Automatic Data Processing, Inc.	9,100	2,189,278
Boeing Company (The) *	13,200	2,530,176
Carrier Global Corporation	17,200	949,440
Caterpillar Inc.	8,800	2,402,400
Cintas Corporation	2,200	1,058,222
CSX Corporation	45,500	1,399,125
Cummins Inc.	3,000	685,380
Deere & Company	6,500	2,452,970
Eaton Corporation plc	8,600	1,834,208
Emerson Electric Co.	22,200	2,143,854
FedEx Corporation	5,500	1,457,060
General Dynamics Corporation	5,900	1,303,723
General Electric Company	23,500	2,597,925
Honeywell International Inc.	14,400	2,660,256
Illinois Tool Works Inc.	6,700	1,543,077
Johnson Controls International plc	14,300	760,903
Lockheed Martin Corporation	5,500	2,249,280
Norfolk Southern Corporation	5,100	1,004,343
Northrop Grumman Corporation	3,300	1,452,627
Old Dominion Freight Line, Inc.	2,200	900,108
PACCAR Inc.	20,100	1,708,902
Parker-Hannifin Corporation	2,600	1,012,752
Paychex, Inc.	7,500	864,975
Raytheon Technologies Corporation	32,000	2,303,040
Republic Services, Inc.	6,600	940,566
Trane Technologies plc - Class A	4,800	973,968
TransDigm Group Incorporated *	1,100	927,443

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2023 (Unaudited) (Continued)

Description	No. of Shares	Value
INDUSTRIALS - 7.48% (Continued)
Union Pacific Corporation	13,400	$2,728,642
United Parcel Service, Inc. - Class B	15,800	2,462,746
Waste Management, Inc.	8,600	1,310,984
		49,950,537
INFORMATION TECHNOLOGY - 22.09%
Accenture plc - Class A	10,000	3,071,100
Adobe Inc. *	7,000	3,569,300
Advanced Micro Devices, Inc. *	24,500	2,519,090
Amphenol Corporation - Class A	8,600	722,314
Analog Devices, Inc.	7,600	1,330,684
Apple Inc.	241,300	41,312,973
Applied Materials, Inc.	12,700	1,758,315
Arista Networks, Inc. *	4,500	827,685
Autodesk, Inc. *	3,200	662,112
Broadcom Inc.	6,300	5,232,654
Cadence Design Systems, Inc. *	4,100	960,630
Cisco Systems, Inc.	63,200	3,397,632
Fortinet, Inc. *	11,300	663,084
Intel Corporation	63,600	2,260,980
International Business Machines Corporation	14,300	2,006,290
Intuit Inc.	4,200	2,145,948
KLA Corporation	1,900	871,454
Lam Research Corporation	2,300	1,441,571
Microchip Technology Incorporated	7,800	608,790
Micron Technology, Inc.	16,700	1,136,101
Microsoft Corporation	114,100	36,027,074
Motorola Solutions, Inc.	2,500	680,600
NVIDIA Corporation	37,700	16,399,123
NXP Semiconductors N.V.	3,700	739,704
ON Semiconductor Corporation *	6,200	576,290
Oracle Corporation	41,500	4,395,680
Palo Alto Networks, Inc. *	4,500	1,054,980
QUALCOMM Incorporated	17,100	1,899,126
Roper Technologies, Inc.	1,600	774,848
Salesforce, Inc. *	14,700	2,980,866
ServiceNow, Inc. *	3,000	1,676,880

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2023 (Unaudited) (Continued)

Description	No. of Shares	Value
INFORMATION TECHNOLOGY - 22.09% (Continued)
Synopsys, Inc. *	2,300	$1,055,631
TE Connectivity Ltd.	4,700	580,591
Texas Instruments Incorporated	13,900	2,210,239
		147,550,339
MATERIALS - 0.33%
Air Products and Chemicals, Inc.	1,100	311,740
Albemarle Corporation	300	51,012
Corteva, Inc.	2,700	138,132
DuPont de Nemours, Inc.	1,800	134,262
Ecolab Inc.	1,300	220,220
Freeport-McMoRan Inc.	5,700	212,553
Linde plc	1,800	670,230
Nucor Corporation	1,100	171,985
Sherwin-Williams Company (The)	1,100	280,555
		2,190,689
REAL ESTATE - 0.44%
American Tower Corporation	2,900	476,905
AvalonBay Communities, Inc.	700	120,218
CBRE Group, Inc. - Class A *	1,700	125,562
Crown Castle, Inc.	2,600	239,278
Digital Realty Trust, Inc.	1,800	217,836
Equinix, Inc.	500	363,130
Extra Space Storage Inc.	700	85,106
Prologis, Inc.	5,400	605,934
Public Storage	900	237,168
Realty Income Corporation	4,000	199,760
SBA Communications Corporation - Class A	500	100,085
Welltower, Inc.	2,100	172,032
		2,943,014
UTILITIES - 2.30%
American Electric Power Company, Inc.	12,700	955,294
American Water Works Company, Inc.	4,700	582,001
Consolidated Edison, Inc.	8,700	744,111
Constellation Energy Corporation	8,133	887,148
Dominion Energy, Inc.	21,000	938,070
Duke Energy Corporation	19,300	1,703,418

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2023 (Unaudited) (Continued)

Description	No. of Shares	Value
UTILITIES - 2.30% (Continued)
Edison International	9,500	$601,255
Exelon Corporation	25,000	944,750
NextEra Energy, Inc.	50,300	2,881,687
PG&E Corporation *	46,200	745,206
Public Service Enterprise Group Incorporated	12,600	717,066
Sempra Energy	7,700	523,831
Southern Company (The)	27,200	1,760,384
WEC Energy Group, Inc.	7,800	628,290
Xcel Energy Inc.	13,800	789,636
		15,402,147

TOTAL EQUITY SECURITIES (cost - $608,792,445)		665,285,083

SHORT-TERM INVESTMENT - 0.59%
MONEY MARKET FUNDS - 0.59%
Fidelity Institutional Money Market Government Portfolio - Class I, 5.23% ^ (cost - $3,933,694)	3,933,694	3,933,694

TOTAL INVESTMENTS - 100.21% (cost - $612,726,139)		669,218,777

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.21%)		(1,413,905)

NET ASSETS - 100.00%		$667,804,872

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of September 30, 2023.
plc	Public Limited Company.